Fair Value of Financial Instruments (Tables)	3 Months Ended
Nov. 25, 2017
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
Fair value at November 25, 2017 is summarized as follows:

Successor	Level 1	Level 2	Level 3	Total
Liabilities
TRA liability	$—	$—	$26,317	$26,317

Fair value at August 26, 2017 is summarized as follows:

Successor	Level 1	Level 2	Level 3	Total
Liabilities
TRA liability	$—	$—	$25,675	$25,675